Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill by business segment

The changes in the carrying amount of goodwill by business segment are as follows (in millions):

	S&IP	Medical Devices	Total
Balance at December 31, 2014	$744.5	$681.6	$1,426.1
Currency translation adjustment	(2.2)	(1.8)	(4.0)

Balance at March 31, 2015	$742.3	$679.8	$1,422.1

The changes in the carrying amount of goodwill by business segment are as follows (in millions):

	Medical Devices	S&IP	Total
Balance at December 31, 2012	$684.6	$749.5	$1,434.1
Acquisitions	2.7	—	2.7
Currency changes	(1.0)	(5.7)	(6.7)

Balance at December 31, 2013	686.3	743.8	1,430.1
Currency changes	(4.7)	0.7	(4.0)

Balance at December 31, 2014	$681.6	$744.5	$1,426.1

Schedule of intangible assets subject to amortization

Intangible assets subject to amortization consist of the following (in millions):

	March 31, 2015			December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	$126.6	$(87.2)	$39.4	$126.6	$(86.1)	$40.5
Patents and acquired technologies	149.1	(103.8)	45.3	149.1	(99.3)	49.8
Other	48.3	(37.9)	10.4	48.3	(37.0)	11.3

Total	$324.0	$(228.9)	$95.1	$324.0	$(222.4)	$101.6

Intangible assets subject to amortization consist of the following (in millions):

	As of December 31,
	2014			2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	$126.6	$(86.1)	$40.5	$126.6	$(82.2)	$44.4
Patents and acquired technologies	149.1	(99.3)	49.8	149.9	(76.1)	73.8
Other	48.3	(37.0)	11.3	49.2	(32.9)	16.3

Total	$324.0	$(222.4)	$101.6	$325.7	$(191.2)	$134.5

Schedule of estimated amortization expense

We estimate amortization expense for the remainder of 2015 and the following four years and beyond will be as follows (in millions):

For the years ending December 31,
2015	$18.9
2016	20.2
2017	14.9
2018	11.1
2019	6.9
Thereafter	23.1

Total	$95.1

We estimate amortization expense for the next five years and beyond will be as follows (in millions):

For the years ending December 31,
2015	$25.4
2016	20.2
2017	14.9
2018	11.1
2019	6.9
Thereafter	23.1

Total	$101.6